Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Net operating loss carry forwards	$ 27,252,000	$ 28,065,000
Orphan drug and research and development credit carry forwards	8,837,000	8,605,000
Equity based compensation	285,000	264,000
Intangibles	1,696,000	1,953,000
Capitalized R&D	1,832,000
Lease Liability	96,000	30,000
Deferred tax assets, gross	39,998,000	38,917,000
Valuation allowance	(39,902,000)	(38,887,000)
Net deferred tax assets	96,000	30,000
ROU Assets	(96,000)	(30,000)
Total gross deferred tax liabilities	(96,000)	(30,000)
Net deferred tax assets	$ 0	$ 0